CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Total	Share Capital		Legal Reserves	Share Premium	Currency Translation Adjustment	Other Reserves	[2]	Retained Earnings		Non-controlling interests
Balance at Dec. 31, 2018		$ 11,875,492	$ 11,782,882	$ 1,180,537	[1]	$ 118,054	$ 609,733	$ (919,248)	$ (322,310)		$ 11,116,116		$ 92,610
Income (loss) for the year		731,258	742,686								742,686		(11,428)
Currency translation adjustment		(27,294)	(27,217)					(27,217)					(77)
Remeasurements of post employment benefit obligations, net of taxes		(7,727)	(7,132)						(7,132)				(595)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		2,332	1,605						1,605				727
From other comprehensive income of non-consolidated companies		(19,847)	(19,847)					(10,781)	(9,066)
Other comprehensive (loss) for the year, net of tax		(52,536)	(52,591)					(37,998)	(14,593)				55
Total comprehensive income (loss) for the year		678,722	690,095					(37,998)	(14,593)		742,686		(11,373)
Acquisition and other changes in non-controlling interests	[3]	117,985	1						1				117,984
Dividends paid in cash		(485,827)	(484,020)								(484,020)		(1,807)
Balance at Dec. 31, 2019		12,186,372	11,988,958	1,180,537	[1],[4]	118,054	609,733	(957,246)	(336,902)	[5]	11,374,782		197,414
Income (loss) for the year		(642,417)	(634,418)								(634,418)		(7,999)
Currency translation adjustment		31,172	30,849					30,849					323
Remeasurements of post employment benefit obligations, net of taxes		(4,201)	(4,236)						(4,664)	[5]	428		35
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		(7,456)	(5,079)						(5,079)	[5]			(2,377)
From other comprehensive income of non-consolidated companies		(30,551)	(30,551)					(31,977)	1,426	[5]
Other comprehensive (loss) for the year, net of tax		(11,036)	(9,017)					(1,128)	(8,317)	[5]	428		(2,019)
Total comprehensive income (loss) for the year		(653,453)	(643,435)					(1,128)	(8,317)	[5]	(633,990)		(10,018)
Acquisition and other changes in non-controlling interests	[6]	1,492	2						2	[5]			1,490
Dividends paid in cash		(87,938)	(82,637)								(82,637)		(5,301)
Balance at Dec. 31, 2020		11,446,473	11,262,888	1,180,537	[1],[4],[7]	118,054	609,733	(958,374)	(345,217)	[5]	10,658,155	[8]	183,585
Income (loss) for the year		1,053,318	1,100,191								1,100,191	[8]	(46,873)
Currency translation adjustment		(81,953)	(81,674)					(81,674)					(279)
Remeasurements of post employment benefit obligations, net of taxes		9,511	9,798						9,813		(15)	[8]	(287)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		(2,689)	(4,638)						(4,638)				1,949
From other comprehensive income of non-consolidated companies		(7,243)	(7,243)					(11,085)	3,842
Other comprehensive (loss) for the year, net of tax		(82,374)	(83,757)					(92,759)	9,017		(15)	[8]	1,383
Total comprehensive income (loss) for the year		970,944	1,016,434					(92,759)	9,017		1,100,176	[8]	(45,490)
Acquisition and other changes in non-controlling interests		10,384											10,384
Dividends paid in cash		(322,099)	(318,744)								(318,744)	[8]	(3,355)
Balance at Dec. 31, 2021		$ 12,105,702	$ 11,960,578	$ 1,180,537	[7]	$ 118,054	$ 609,733	$ (1,051,133)	$ (336,200)		$ 11,439,587	[8]	$ 145,124

[1]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2020 and 2019 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[2]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income.
[3]	Mainly related to Saudi Steel Pipe Company (“SSPC”) acquisition.
[4]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2020 and 2019 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[5]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income.
[6]	Mainly related to the agreement for the construction of Tenaris Baogang Baotou Steel Pipes Ltd. See note 35 to these Consolidated Financial Statements.
[7]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2021 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[8]	The restrictions on the distribution of profits and payment of dividends according to Luxembourg Law are disclosed in note 26 (iii) to these Consolidated Financial Statements.